Lease (Details 2) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Notes to Financial Statements
2021		$ 26,664
2022		18,128
Total lease payments		44,792
Less: Imputed interest		(2,228)
Total operating lease liabilities		42,564	$ 65,733
Less: current lease obligations		24,828	23,169
Long term lease obligations		$ 17,737	$ 42,564